GENERAL (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 18, 2014 USD ($)	Nov. 29, 2016 USD ($)	May 22, 2013 USD ($) shares	Apr. 20, 2013 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 08, 2016 USD ($)	Nov. 23, 2016 USD ($) $ / shares shares	Dec. 31, 2012 USD ($)
Accounting Policies [Line Items]
Number of Wholly Owned Subsidiaries					3
Accumulated deficit					$ (140,270)	$ (122,925)
Stockholders' equity					19,620	15,065	$ 23,633			$ 30,900
Shares issued | shares			1,297,883
Proceeds from stock offering and exercise of options			$ 4,947
Issuance expenses	$ 23		$ 213
Cash and cash equivalents and short-term bank deposits					13,493
Proceeds from sale of business				$ 625
Gain from discontinued operations							$ (273)
Share Price | $ / shares					$ 0.6
Cash and Cash Equivalents, at Carrying Value					$ 12,447	$ 7,929
2013 Cantor Sales Agreement [Member]
Accounting Policies [Line Items]
Shares issued | shares						1,234,207
Proceeds from stock offering and exercise of options						$ 5,151
Issuance expenses						$ 159
Scenario, Forecast [Member]
Accounting Policies [Line Items]
Common Stock Authorized To Issue Under Purchase Agreement | shares									1,095,000
Share Price | $ / shares									$ 0.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									10,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.85
Proceeds from Issuance of Common Stock		$ 3,708
Cash and Cash Equivalents, at Carrying Value								$ 6,700
Scenario, Forecast [Member] | Registered Debentures [Member]
Accounting Policies [Line Items]
Debt Instrument, Face Amount									$ 3,160
Scenario, Forecast [Member] | PIPE Debentures [Member]
Accounting Policies [Line Items]
Debt Instrument, Face Amount									$ 1,293
Scenario, Forecast [Member] | Initial Closing [Member]
Accounting Policies [Line Items]
Proceeds from Convertible Debt		3,160
Scenario, Forecast [Member] | Second Closing [Member]
Accounting Policies [Line Items]
Proceeds from Convertible Debt		$ 1,293